Provisions, contingent liabilities, contingent assets and credit commitments (Tables)	12 Months Ended
Sep. 30, 2019
Provisions, contingent liabilities, contingent assets and credit commitments
Schedule of changes in provisions

Provisions

		Annual
		leave and	Litigation	Provisions for			Compliance,
	Long	other	and non-	impairment			regulation and
	service	employee	lending	on credit	Leasehold	Restructuring	remediation
$m	leave	benefits	losses	commitments[1]	Premises	provisions	provisions	Total
Consolidated
Balance at 30 September 2018	417	699	53	239	24	27	469	1,928
Impact on adoption of AASB 9	—	—	—	98	—	—	—	98
Restated opening balance	417	699	53	337	24	27	469	2,026
Additions	90	866	66	—	7	259	1,489	2,777
Utilisation	(51)	(931)	(81)	—	(7)	(125)	(324)	(1,519)
Reversal of unutilised provisions	—	(20)	—	(32)	—	(1)	(61)	(114)
Other	—	—	—	—	—	—	(1)	(1)
Balance at 30 September 2019	456	614	38	305	24	160	1,572	3,169
Parent Entity
Balance at 30 September 2018	386	639	37	206	24	27	447	1,766
Impact on adoption of AASB 9	—	—	—	95	—	—	—	95
Restated opening balance	386	639	37	301	24	27	447	1,861
Additions	90	813	53	—	7	259	1,436	2,658
Utilisation	(48)	(876)	(67)	—	(7)	(125)	(313)	(1,436)
Reversal of unutilised provisions	—	(19)	—	(26)	—	(1)	(57)	(103)
Balance at 30 September 2019	428	557	23	275	24	160	1,513	2,980

1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet. Comparatives have been restated. Refer to Note 1 for further detail.

Summary of undrawn credit commitments and maturity analysis

	Consolidated		Parent Entity
$m	2019	2018	2019	2018
Undrawn credit commitments
Letters of credit and guarantees[1]	15,150	15,585	14,583	14,957
Commitments to extend credit[2]	176,002	174,658	153,716	152,943
Other	188	154	188	99
Total undrawn credit commitments	191,340	190,397	168,487	167,999
1.

Standby letters of credit are undertakings to pay, against presentation documents, an obligation in the event of a default by a customer. Guarantees are unconditional undertakings given to support the obligations of a customer to third parties. The Group may hold cash as collateral for certain guarantees issued.

2.

Commitments to extend credit include all obligations on the part of the Group to provide credit facilities. As facilities may expire without being drawn upon, the notional amounts do not necessarily reflect future cash requirements. In addition to the commitments disclosed above, at 30 September 2019 the Group had offered $5.0 billion (2018: $5.7 billion) of facilities to customers, which had not yet been accepted.

Consolidated 2019	Up to	Over 1	Over 3	Over
$m	1 Year	to 3 Years	to 5 Years	5 Years	Total
Letters of credit and guarantees	7,334	4,639	719	2,458	15,150
Commitments to extend credit	41,488	58,402	12,917	63,195	176,002
Other	125	—	—	63	188
Total undrawn credit commitments	48,947	63,041	13,636	65,716	191,340